PIC Institutional GROWTH FUND
Annual Report
October 31, 1995

PIC Institutional GROWTH FUND
President's Message
The  following  is an  interview  with the  members  of the  investment  team at
Provident   Investment   Counsel  regarding  the  PIC  Growth  Portfolio  (the
"portfolio").

     Question: How did the PIC Institutional Growth Fund perform relative to overall markets for the fiscal year ended October 31, 1995?

Answer: The Standard and Poors 500 Index, a broad measure of the market's overall performance, rose 23.11 for the fiscal year, while the Fund rose 21.79. Other indices measuring the markets overall performance such as the Dow Jones Industrial Average and New York Stock Exchange Composite Index posted returns of
21.68 and 19.68, respectively.

     Question: The broad market reached record levels early in 1995 and has continued to advance for most of the year. What were some of the factors attributable to this rise?

Answer: The year 1994 ended with uncertainty and weak financial markets due to an economic transition that had taken place during the year which included the Federal Reserve Board of Governors raising interest rates six times. During the first quarter of 1995 investors gained confidence that the economy was beginning to slow in reaction to the rate increases. The market's advance began despite a weak dollar and an economic crisis in Mexico with the hopes of a domestic soft landing for the economy.

     Question: What are some of the sectors that have helped the overall markets and the Fund's performance?

Answer: The technology sector has provided leadership most of the year supported by high rates of revenue and earnings growth, along with visibility for future sustainable growth. Companies in fields such as telecommunications, specialty finance, consumer services, health care and health technology also added to the market and the Fund's performance.

Question: Will these sectors continue to lead the market going forward?

Answer: We believe selected stocks in these sectors that have sustainable revenue and earnings growth rates will be rewarded going forward. We have begun to see a greater disparity in performance of individual issues in strong segments of the market such as technology. As always at PIC we are focusing on those issues that continue to show revenue and earnings growth along with visibility for future sustainable earnings growth.

Question: What is the outlook for the near future for the market and the Fund?

Answer: During the third quarter we saw some sluggish earnings reports from a number of economically sensitive companies that would seem to reflect a slow but steady domestic outlook for the economy. We are seeing a rotation in the market toward companies with consistently growing revenues and earnings rather than a reliance on upside earnings surprises. The reasonable level of inflation currently along with the potential for near term reductions in interest rates appears positive for the Fund's holdings and growth stocks in general. Our research process will remain focused on companies with strong financial characteristics to maintain emphasis on growth and quality. The financial characteristics of the portfolio as of October 31, 1995 are displayed on the following page:

PIC Institutional GROWTH FUND
President's Message, continued
[graphical material omitted]

PIC Institutional GROWTH FUND
Statement of Assets and Liabilities as of October 31, 1995
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investment in PIC Growth Portfolio, at value                                                                     $ 131,157,026
Deferred organization costs                                                                                             14,537
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                       131,171,563

------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Accrued expenses                                                                                                        32,141

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Applicable to 9,205,021 shares of beneficial interest outstanding                                                 $131,139,422

------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                                                              $ 14.25
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SOURCE OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                   $103,502,656
Accumulated net realized loss on investments                                                                        (1,678,601)
Accumulated net investment loss                                                                                       (358,054)
Net unrealized appreciation of investments                                                                          29,673,421
------------------------------------------------------------------------------------------------------------------------------------

Net assets                                                                                                        $131,139,422
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

PIC Institutional GROWTH FUND
Statement of Operations Year ended October 31, 1995
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Net investment income from Portfolio                                                                                  $ 84,150

====================================================================================================================================

Expenses:
------------------------------------------------------------------------------------------------------------------------------------
         Administration fees (Note 3)                                                                                  234,071
         Reports to shareholders                                                                                         4,997
         Registration fees                                                                                              12,997
         Trustees' fees                                                                                                 10,841
         Auditing fee                                                                                                   12,001
         Legal fee                                                                                                      12,548
         Transfer agent's fee                                                                                           19,501
         Custody and accounting services fee                                                                             6,000
         Amortization of organization costs                                                                             10,001
         Miscellaneous                                                                                                   7,205
------------------------------------------------------------------------------------------------------------------------------------
         Total expenses                                                                                                330,162
         Less, reimbursement/waiver by Provident Investment Counsel, Inc. (Note 3)                                     (56,326)
------------------------------------------------------------------------------------------------------------------------------------
         Net expenses                                                                                                  273,836

====================================================================================================================================

Net investment loss                                                                                                   (189,686)

------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain on investments                                                                              715,922
         Change in net unrealized appreciation of investments                                                       22,079,471
------------------------------------------------------------------------------------------------------------------------------------
Net gain on investments                                                                                             22,795,393

------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                               $22,605,707
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

PIC Institutional GROWTH FUND
Statement of Changes in Net Assets


INCREASE IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year                  Year
                                                                                         ended                 ended
From operations:                                                                   October 31, 1995      October 31, 1994
------------------------------------------------------------------------------------------------------------------------------------

      Net investment loss                                                              $ (189,686)           $ (127,914)
      Net realized gain (loss) on investments                                             715,922              (750,631)
      Change in unrealized appreciation of investments                                 22,079,471             2,380,258
------------------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations                             22,605,707             1,501,713

====================================================================================================================================

Transactions in shares of beneficial interest:
      Purchases of 2,058,233 and 2,867,533 shares, respectively                        25,480,815            32,110,253
      Redemptions of 1,593,166 and 1,786,339 shares, respectively                     (19,229,741)          (20,189,362)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from share transactions                            6,251,074            11,920,891

====================================================================================================================================

Total increase in net assets                                                           28,856,781            13,422,604

====================================================================================================================================

NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                     102,282,641            88,860,037
------------------------------------------------------------------------------------------------------------------------------------
End of year                                                                          $131,139,422          $102,282,641
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

PIC Institutional GROWTH FUND
Financial Highlights


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                                Year              Year             Year         June 11, 1992*
                                                                ended             ended            ended            through
                                                          October 31, 1995   October 31,1994 October 31, 1993  October 31, 1992
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                          $ 11.70           $ 11.60          $ 10.81           $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
      Net investment income                                      (.02)              .00              .00               .01
      Net realized and unrealized gain on investments            2.57               .10              .80               .80
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 2.55               .10              .80               .81
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
Return of capital                                                 .00               .00             (.01)              .00
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 14.25           $ 11.70          $ 11.60            $10.81

====================================================================================================================================

Total return                                                    21.79%             0.86%            7.40%            20.88%++

====================================================================================================================================

Ratios/supplemental data:

Net assets, end of period (millions)                          $131.1            $102.3           $ 88.9             $ 5.7
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:+**
      Expenses                                                   1.25%             1.25%            1.25%             1.25%++
      Net investment income                                      (.17%)               N/A               N/A            .25%++
------------------------------------------------------------------------------------------------------------------------------------




*Commencement of operations.

+Net of expense reimbursements.

**Includes the Fund's shares of expenses, net of fee waivers and expense reimbursements, allocated from PP. IP. C Growth Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and PP. IP. C Growth Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.30%, 1.53%, 1.54% and 4.12%, respectively.

++Annualized.

See Notes to Financial Statements.

PIC Institutional GROWTH FUND
Notes to Financial Statements, October 31, 1995
--------------------------------------------------------------------------------
1 -- ORGANIZATION
--------------------------------------------------------------------------------
      PIC Institutional Growth Fund (the "Fund") is one of six series of PIC Investment Trust (the "Trust"). The Trust was organized on December
11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund invests substantially all of its assets in the PIC Growth Portfolio (the "Portfolio"), a separate registered management investment company having the same investment objective as the Fund. At October 31, 1995, the Fund owned 57.06% of the total net assets of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

--------------------------------------------------------------------------------
2 -- SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. Investment Valuation. The Fund reflects its investment in the Portfolio at its proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed at Note 2A of the Portfolio's Notes to Financial Statements.

     B. Investment Income and Dividends to Shareholders. The Fund earns income, net of the expenses of the Portfolio, daily on its investment in the Portfolio. All net investment income and realized and unrealized gains or losses on investments of the Portfolio are allocated pro rata among the Fund and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Fund and recorded on the ex-dividend date.

     C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     D. Deferred Organization Expense. Organization costs of the Fund are being amortized on a straight line basis over a period of sixty months. During the amortization period the proceeds of any redemption of the original shares by the holder thereof will be reduced by a pro rata portion of any then unamortized organization costs based on the ratio of shares redeemed to the total initial shares outstanding prior to the redemption.

--------------------------------------------------------------------------------
3 -- TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
      The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration
Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolio. PIC and ICAC also provide management services necessary for the operations of the Trust and the Portfolio and furnish office facilities. PIC receives a fee for its services to the Fund at the rate of 0.20% of the average daily net assets of the Fund; for the year ended October 31, 1995, PIC received a fee of $162,744 and waived the balance of the fee amounting to $56,326. PIC has voluntarily agreed to reimburse the Fund to the extent necessary so that the expenses of the Fund, including those expenses allocated from the Portfolio, do not exceed 1.25% of the Fund's average net assets. ICAC receives an annual fee for its services at the rate of $15,000.

     First Fund Distributors, Inc. (an affiliate of ICAC), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares, but receives no compensation for its services.

PIC Institutional GROWTH FUND
Notes to Financial Statements, continued
--------------------------------------------------------------------------------

4 -- INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
Additions and reductions in the Fund's investment in the Portfolio, for the year ended October 31, 1995, aggregated $25,489,342 and $19,491,594, respectively.

PIC Institutional GROWTH FUND
Independent Auditor's Report
To the Board of Trustees of
      PIC Investment Trust
      and the Shareholders of
      PIC Institutional Growth Fund

      We have audited the accompanying statement of assets and liabilities of PIC Institutional Growth Fund (a series of PIC Investment Trust) as of October 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period June 11, 1992 (commencement of operations) to October 31, 1992. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PIC Institutional Growth Fund as of October 31, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.



                                                     McGladrey & Pullen, LLP

New York, New York
November 22, 1995

PIC GROWTH PORTFOLIO
Statement of Net Assets as of October 31, 1995
EQUITY SECURITIES - 97.6%                                                                  Shares       Value       Percent of
                                                                                                                    Net Assets
Aerospace - 1.7%
------------------------------------------------------------------------------------------------------------------------------------
Boeing Company                                                                             58,500    $ 3,839,062       1.7%
Boeing Company manufactures commercial and military aircraft.

------------------------------------------------------------------------------------------------------------------------------------
Auto Parts - 1.1%
------------------------------------------------------------------------------------------------------------------------------------
Autozone, Inc.*                                                                           103,100      2,551,725       1.1%
Autozone is a leading specialty retailer of automotive parts and accessories, focusing on Do-It-Yourself consumers.


------------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.7%
------------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.  33,000                                                                     1,584,000              0.7%
Amgen develops,  manufactures and markets drugs based on advanced  cellular and molecular  biology.  The company's two principal drugs
are Epogen,  which promotes the  production of white blood cells,  and Nuepogen, which stimulates the production of certain white blood cells.
------------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                              466         17,359       0.0%
Home Depot operates over 230 retail Do-It-Yourself warehouse building supply stores in 21 states.
Lowe's Companies, Inc.                                                                        500         13,500       0.0%
Lowe's is a specialty retailer of products and services for the home improvement and home construction markets.
------------------------------------------------------------------------------------------------------------------------------------
               Total Building Products                                                                    30,859
------------------------------------------------------------------------------------------------------------------------------------
Business and Financial Services - 6.3%
------------------------------------------------------------------------------------------------------------------------------------
Alco Standard  Corporation 25,900 2,292,150 1.0% The largest  independent copier distribution  network in North America and the largest  distributor  of printing paper.  Ceridian  Corporation* 25,100 1,091,850 0.5% Ceridian  Corporation is an
information  services company  providing payroll and humanb resource services to large  corporations.  Their Arbitron  division is the dominant provider of radio rating services and CDI provides electronic solutions to defense markets.  First
Data Corporation  168,848  11,165,090 4.9% First Data Corporation  provides high quality, high volume information processing and related services.
------------------------------------------------------------------------------------------------------------------------------------
               Total Business and Financial Services                                                  14,549,090
------------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.8%
------------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                             36,600      1,889,475       0.8%
Air Products & Chemicals is an international supplier of industrial gases and specialty chemicals.
------------------------------------------------------------------------------------------------------------------------------------
Computer Services - 2.2%
------------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                                            17,200      1,229,800       0.5%
Automatic Data Processing provides computerized  transaction processing,  data communications,  information  recordkeeping and payroll
services.
Computer Sciences Corp.*                                                                   36,100      2,414,187       1.1%
Computer Sciences Corp is a large independent provider of information technology consulting.

PIC GROWTH PORTFOLIO
Statement of Net Assets as of October 31, 1995

EQUITY SECURITIES, continued                                                               Shares       Value       Percent of
                                                                                                                    Net Assets
Computer Services, continued
------------------------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                              32,550    $ 1,411,856       0.6%
Provides computerized payroll-accounting services, salary deposit services, automatic-payroll-tax  payments,  return-filing services,
and human resource products and services to more than 186,000 small and medium sized businesses nationwide.
------------------------------------------------------------------------------------------------------------------------------------
               Total Computer Services                                                                 5,055,843
------------------------------------------------------------------------------------------------------------------------------------
Computer Software - 9.1%
------------------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                   101,700      5,593,500       2.4%
Computer Associates manufactures software that enables computers to run more efficiently.  The company develops,  markets and services
over 300 products for a wide range of mainframes, mini-computers and micro-
computers.
Microsoft Corporation*                                                                     75,888      7,588,800       3.3%
Microsoft  developes and markets systems and applications  software for business and home use.
Oracle Systems Corp.*                                                                     176,900      7,717,263       3.4%
Oracle  Systems is the  world's  largest  maker of database  management  systems
(DBMS), software that allows users to create, retrieve,
and manipulate data in  computer-based  files.  Main products  support ORACLE, a relational  DBMS,  which allows people to  manipulate  data by using an industry standard language SQL.
------------------------------------------------------------------------------------------------------------------------------------
               Total Computer Software                                                                20,899,563
------------------------------------------------------------------------------------------------------------------------------------
Consumer Durables - 0.9%
------------------------------------------------------------------------------------------------------------------------------------
American Standard Company, Inc., DE                                                        74,100      1,982,175       0.9%
American  Standard Company is a global  manufacturer of brand name products such as air conditioning, plumbing and braking and control systems.
------------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 1.2%
------------------------------------------------------------------------------------------------------------------------------------
The Gillette  Company 55,520  2,685,780 1.2% Gillette  produces and manufactures razors and razor blades,  cosmetics,  stationery products,  small appliances and oral care products.

------------------------------------------------------------------------------------------------------------------------------------
Credit and Finance - 3.7%
------------------------------------------------------------------------------------------------------------------------------------
First USA Inc.                                                                             59,300      2,727,800       1.2%
First USA is one of the largest  issuers of credit cards and  processors of credit card  transactions  for  merchants  with a total of
nearly $13 billion in loans outstanding.
MBNA Corporation                                                                          153,860      5,673,588       2.5%
MBNA is the  fourth  largest  credit  card  issuer and  processor  in the United
States.
Mercury Finance Company                                                                       600         11,550       0.0%
A consumer finance company which provides short-term  installment loans directly to  consumers,  purchases  installment  sales  contracts  from dealers and sells credit insurance.
------------------------------------------------------------------------------------------------------------------------------------
               Total Credit and Finance                                                                8,412,938
------------------------------------------------------------------------------------------------------------------------------------
Discount Chains - 0.9%
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                      94,200      2,037,075       0.9%
Wal-Mart operates an expanding chain of modern retail discount stores and warehouse membership-only clubs.

PIC GROWTH PORTFOLIO
Statement of Net Assets as of October 31, 1995

EQUITY SECURITIES, continued                                                               Shares       Value       Percent of
                                                                                                                    Net Assets
Diversified - 1.2%
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                    45,500    $ 2,764,125       1.2%
Tyco International is a diversified  manufacturing  company.  TYC produces fire protection systems,  pipes,  fittings,  and other flow
control equipment.

------------------------------------------------------------------------------------------------------------------------------------
Drugs - 1.2%
------------------------------------------------------------------------------------------------------------------------------------
Merck & Company, Inc.                                                                      28,100      1,615,750       0.7%
Merck is the world's largest pharmaceutical company and the largest U.S.
pharmacy benefits management company.
R P Scherer Corp., DE                                                                      26,400      1,174,800       0.5%
R.P. Scherer develops drug delivery systems and manufactures soft gel capsules.
------------------------------------------------------------------------------------------------------------------------------------
               Total Drugs                                                                             2,790,550
------------------------------------------------------------------------------------------------------------------------------------
Electronic Components/Semiconductors - 12.4%
------------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.*                                                                      94,500      3,413,812       1.5%
Analog Devices designs, manufactures and sells high performance linear and mixed signal integrated circuits used in analog and
digital signal processing applications.
Applied Materials, Inc.                                                                    99,000      4,962,375       2.2%
Applied Materials develops,  manufactures,  sells and services  semiconductor wafer fabrication  equipment to the semiconductor wafer
industry.
Cirrus Logic Corporation                                                                   47,700      2,009,362       0.9%
Cirrus Logic is a  semiconductor  company  focused  primarily  on the markets for graphics  chips,  wireless  communications  and mass
storage.
Intel Corp.                                                                               135,500      9,468,063       4.1%
Intel is the world's leading manufacturer of microprocessors, memory chips, controllers and peripherals.
LSI Logic Corporation                                                                      62,900      2,964,163       1.3%
LSI Logic Corporation manufactures application-specified integrated circuits and provides related design and technology services.
SGS-Thomson Microelectronics N.V.*                                                         48,700      2,203,675       1.0%
SGS Thomson Microelect  designs,  develops,  manufactures and markets a broad range of semiconductor  integrated circuits and discrete
devices used in a wide variety of microelectronic applications.
Xilinx, Inc.                                                                               78,100      3,592,600       1.6%
Xilinx is the world's largest supplier of programmable logic devices.
------------------------------------------------------------------------------------------------------------------------------------
               Total Electronic Components/Semiconductors                                             28,614,050
------------------------------------------------------------------------------------------------------------------------------------
Electronics - 6.3%
------------------------------------------------------------------------------------------------------------------------------------
Molex, Inc., Class A                                                                       36,718      1,129,079       0.5%
Molex manufactures electronic connectors and interconnection systems, ribbon cable, switches and application tooling.
Motorola, Inc.                                                                            103,100      6,765,938       2.9%
Motorola  manufactures  cellular  telephone,  paging and  specialized  mobile radio  equipment.  Motorola is also a major  supplier of
semiconductors, circuits, controls and related data communications equipment.
Texas Instruments, Inc.                                                                    98,100      6,695,325       2.9%
Texas Instruments manufactures semiconductor integrated circuits and sub-assemblies, defense electronics and digital products.
------------------------------------------------------------------------------------------------------------------------------------
               Total Electronics                                                                      14,590,342

PIC GROWTH PORTFOLIO
Statement of Net Assets as of October 31, 1995

EQUITY SECURITIES, continued                                                               Shares       Value       Percent of
                                                                                                                    Net Assets
Entertainment - 4.8%
------------------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group, PLC Sponsored ADR                                         100,500    $ 3,592,875       1.6%
British Sky Broadcasting is the leading pay television broadcasting service in the United Kingdom with over 4.2 million subscribers.
Capital Cities/ABC, Inc.                                                                   30,300      3,594,337       1.6%
Capital Cities conducts  business through five operating  groups:  ABC
Television  Network Group,  Broadcast Group,  Publishing Group,
Cable and International Broadcast Group, and Multimedia Group.
Hospitality Franchise System, Inc.*                                                        61,600      3,773,000       1.6%
Hospitality   Francise  is  the  world's  largest  hotel  franchiser  with  four nationally recognized brand names including Days Inn, Ramada, Howard Johnson and
Super 8.
------------------------------------------------------------------------------------------------------------------------------------
               Total Entertainment                                                                    10,960,212
------------------------------------------------------------------------------------------------------------------------------------
Food & Restaurants - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
McDonalds Corporation                                                                         500         20,500       0.0%
Mc Donalds Corporation operates 3,856 fast-food restaurants and franchises 9,237 restaurants in 65 countries.

------------------------------------------------------------------------------------------------------------------------------------
Funeral Services - 1.6%
------------------------------------------------------------------------------------------------------------------------------------
Loewen Group, Inc.                                                                         92,100      3,688,317       1.6%
Loewen Group is the second largest funeral service corporation in North America.
------------------------------------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 1.1%
------------------------------------------------------------------------------------------------------------------------------------
United HealthCare  Corporation  47,200 2,507,500 1.1% United HealthCare owns and manages health  maintenance  organizations  in 23 states and offers  reinsurance coverage to HMO's and others.
------------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.3%
------------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                         31,500      2,657,812       1.2%
AIG is the leading United States-based  international  insurance company and the nation's largest underwriter of specialty commercial
and industrial  coverages.  American  International Group writes property, casualty,  marine, life and financial service insurance in
130 companies.
MGIC Investment Corp.                                                                      65,900      3,748,063       1.6%
MGIC provides private mortgage  insurance  coverage to thrifts,  mortgage bankers and brokers,  commercial  bankers and other lending
institutions.
PMI Group, Inc.                                                                            24,900      1,195,200       0.5%
PMI Group provides  private  mortgage  insurance  coverage to thrifts,  mortgage bankers and brokers,  commercial  banks, and lending
institutions.
------------------------------------------------------------------------------------------------------------------------------------
               Total Insurance                                                                         7,601,075
------------------------------------------------------------------------------------------------------------------------------------
Mainframes - 2.1%
------------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard Co.                                                                        53,100      4,918,388       2.1%
Hewlett-Packard manufactures computers, calculators, electronic test and measurement analysis instruments.

PIC GROWTH PORTFOLIO
Statement of Net Assets as of October 31, 1995

EQUITY SECURITIES, continued                                                               Shares       Value       Percent of
                                                                                                                    Net Assets
Medical Instruments - 3.7%
------------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                           112,200    $ 6,479,550       2.8%
Medtronic manufacturers pacemakers,  heart valves, neurological stimulation devices,  therapeutic catheters and blood oxygenators. MDT
markets its products through hospitals, doctors, and other medical institutions throughout the world.
St. Jude Medical, Inc.*                                                                    37,000      1,970,250       0.9%
St. Jude Medical manufactures and markets biomedical devices for cardiovascular and vascular applications.
------------------------------------------------------------------------------------------------------------------------------------
               Total Medical Instruments                                                               8,449,800
------------------------------------------------------------------------------------------------------------------------------------
Medical Services - 1.2%
------------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                      55,900      2,871,862       1.2%
Cardinal Health Incorporated is a leading wholesale drug distributor in the
United States.
------------------------------------------------------------------------------------------------------------------------------------
Mortgage and Related Services - 3.7%
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Association                                                     13,600        941,800       0.4%
Federal Home Loan Mortgage  buys and holds  mortgages  from lenders  through the
United States and sells guaranteed mortgage-backed
securities.
Federal National Mortgage Association                                                      45,340      4,755,032       2.1%
Federal National Mortgage provides supplemental assistance to the secondary market in guaranteed and insured home mortgages.
Finova Group Inc.                                                                          62,400      2,823,600       1.2%
Finova Group provides collateralized financing in focused niche markets.
------------------------------------------------------------------------------------------------------------------------------------
               Total Mortgage and Related Services                                                     8,520,432
------------------------------------------------------------------------------------------------------------------------------------
Natural Gas Products and Pipelines - 1.9%
------------------------------------------------------------------------------------------------------------------------------------
Enron Corp.  124,710                                                                    4,286,906              1.9%
Enron is an  integrated  natural  gas  company  engaged in the  gathering, transportation  and  wholesale  marketing  of natural  gas
throughout the United States and internationally.
------------------------------------------------------------------------------------------------------------------------------------
Networking - 4.8%
------------------------------------------------------------------------------------------------------------------------------------
3Com Corporation                                                                           93,100      4,375,700       1.9%
3Com  Corporation  is a leading  networking  products  vendor with 50% of sales in systems  (hubs,  routers and  switches)  and 50% in
network adapter cards.
Cabletron Systems, Inc.*                                                                   44,050      3,463,431       1.5%
Cabletron manufactures local area network products and provides design and support services for local area network systems.
U.S. Robotics, Inc.                                                                        34,600      3,200,500       1.4%
U.S.  Robotics is the dominant  provider of  communications  access products including high speed modems and LAN/WAN hubs for dial up
connectivity.
------------------------------------------------------------------------------------------------------------------------------------
               Total Networking                                                                       11,039,631
------------------------------------------------------------------------------------------------------------------------------------
Office Equipment/Supplies - 1.9%
------------------------------------------------------------------------------------------------------------------------------------
Office Depot,  Inc.* 152,347  4,360,933  1.9% Office Depot  operates the largest chain of office product  warehouse  stores with locations  throughout the United
States.

PIC GROWTH PORTFOLIO
Statement of Net Assets as of October 31, 1995
EQUITY SECURITIES, continued                                                               Shares        Value     Percent of
                                                                                                                   Net Assets
Outpatient - Home Care - 1.0%
------------------------------------------------------------------------------------------------------------------------------------
Healthsouth  Corporation  84,500 $ 2,207,563  1.0%  Healthsouth  is the nation's
largest  provider  of  outpatient  and  rehabilitative   health  care  services.
Healthsouth   provides   these   services   through   outpatient  and  inpatient
rehabilitation facilities, outpatient surgery centers and medical centers.
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.8%
------------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                               32,400      1,858,950       0.8%
Pfizer is a major producer of pharmacuticals,  hospital products,  animal health lines,  consumer products and specialty chemicals and
minerals.
------------------------------------------------------------------------------------------------------------------------------------
Specialty Chains - 0.5%
------------------------------------------------------------------------------------------------------------------------------------
CUC International, Inc.                                                                    34,000      1,177,250       0.5%
CUC, a consumer services company,  provides over 29 million members with access to discount prices,  product  comparison  information,
and convenient purchasing for home shopping, travel, insurance, auto, and dining services.
------------------------------------------------------------------------------------------------------------------------------------
Technology - 4.3%
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                       82,800      6,417,000       2.8%
Cisco Systems is the leading supplier of multimedia and  multinetworking products  including routers,  bridges,  terminal servers and network management products.
Informix Corporation                                                                      118,600      3,454,225       1.5%
Informix is a leading provider of relational  database management  software, including  application  development tools and graphical-
and character-based productivity software, for use on most significant desktop platforms.
------------------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                                        9,871,225
------------------------------------------------------------------------------------------------------------------------------------
Telephone Communications - 10.7%
------------------------------------------------------------------------------------------------------------------------------------
Andrew Corporation                                                                         57,750      2,439,937       1.1%
Andrew Corporation is an international supplier of communications  equipment and services to commercial and government markets.
Ericsson, (L.M.) Telephone Company, ADR                                                   414,800      8,859,869       3.9%
Ericsson is one of the world's leading  telecommunications  equipment  suppliers and the preeminent supplier in the cellular equipment
market.
Frontier Corporation                                                                       79,400      2,143,800       0.9%
Frontier  Corporation  is a  telecommunications  services  provider with 70% of revenues in long distance  (mostly small and mid sized
commerical  accounts) and 30% in local and cellular in 22 markets  including
Rochester.  Frontier merged with ALC  Communications  on
August 16, 1995,  creating the fifth largest long  distance  carrier after AT%T,
MCI Communications, Sprint and Worldcom.
Glenayre Technologies, Inc.                                                                33,300      2,139,525       0.9%
Glenayre   Technologies  is  a  leading   worldwide   manufacturer  of
infrastructure   equipment  for  paging  and  other  wireless
telecommunications markets.
Nokia  Corporation  Sponsored  ADR  160,600  8,953,450  3.9%  Nokia  Corporation
supplies advanced  telecommunications  infrastructure  systems and equipment for use in mixed and mobile  phone  networks.  Nokia is also a leading  supplier  of color televisions, computer monitors and car speakers.
------------------------------------------------------------------------------------------------------------------------------------
               Total Telephone Communications                                                         24,536,581

PIC GROWTH PORTFOLIO
Statement of Net Assets as of October 31, 1995
EQUITY SECURITIES, continued                                                               Shares       Value       Percent of
                                                                                                                    Net Assets
Transportation Services - 0.5%
------------------------------------------------------------------------------------------------------------------------------------
Fritz Companies, Inc.*                                                                     35,400    $ 1,239,000       0.5%
Fritz Companies provides global integrated  logistics  information  services and outsourcing to companies involved in the worldwide movement of goods.
------------------------------------------------------------------------------------------------------------------------------------
               Total Equity Securities (Cost $167,900,394)                                           224,392,777      97.6%
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 2.4%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Government Securities, Inc., 5.56%, due 11/1/95
(Collateralized by $5,654,065 U.S. Treasury Note, 7.5%,
due 1/31/97) (Cost $5,487,800)                                                          5,487,800      5,487,800       2.4%

------------------------------------------------------------------------------------------------------------------------------------
               Total Investments (Cost $173,388,194)                                                 229,880,577     100.0%

------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                          70
Dividends and interest receivables                                                                       108,793
Deferred organization costs                                                                               15,009
Prepaid expenses                                                                                           2,395
Other assets                                                                                              23,317
------------------------------------------------------------------------------------------------------------------------------------
               Total Other Assets                                                                        149,584       0.1%
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES - (0.1%)
------------------------------------------------------------------------------------------------------------------------------------
Accrued expenses                                                                                         187,913
------------------------------------------------------------------------------------------------------------------------------------
               Total Liabilities                                                                         187,913      (0.1%)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                           $229,842,248     100.0%
------------------------------------------------------------------------------------------------------------------------------------

*Non-income producing security.

     The above descriptions of portfolio companies are furnished by management solely for the general information of investors. See Notes to Financial Statements.

PIC GROWTH PORTFOLIO
Statement of Operations Year ended October 31, 1995
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Income:
------------------------------------------------------------------------------------------------------------------------------------
         Dividends                                                                                                 $ 1,477,752
         Interest                                                                                                      591,826
------------------------------------------------------------------------------------------------------------------------------------
         Total income                                                                                                2,069,578

====================================================================================================================================

Expenses:
------------------------------------------------------------------------------------------------------------------------------------
         Investment advisory fee (Note 3)                                                                            1,536,297
         Administration fee (Note 3)                                                                                   192,037
         Accounting services fee                                                                                        83,208
         Custody fee                                                                                                    45,736
         Auditing fees                                                                                                  20,999
         Trustees' fees                                                                                                 20,067
         Legal fees                                                                                                      4,997
         Insurance                                                                                                       8,262
         Amortization of organization costs                                                                              9,997
         Miscellaneous                                                                                                  20,600
------------------------------------------------------------------------------------------------------------------------------------
         Total expenses                                                                                              1,942,200
         Less, reimbursement/waiver from Advisor (Note 3)                                                              (21,828)
------------------------------------------------------------------------------------------------------------------------------------
         Net expenses                                                                                                1,920,372

====================================================================================================================================

Net investment income                                                                                                  149,206

====================================================================================================================================

NET REALIZED & UNREALIZED GAIN ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain from security transactions                                                                3,599,901
         Change in net unrealized appreciation of investments                                                       36,436,183
------------------------------------------------------------------------------------------------------------------------------------
Net gain on investments                                                                                             40,036,084
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                               $40,185,290
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

PIC GROWTH PORTFOLIO
Statement of Changes in Net Assets

INCREASE  IN NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Year                  Year
                                                                                         ended                 ended
From operations:                                                                   October 31, 1995      October 31, 1994
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income                                                             $ 149,206             $ 161,976
      Net realized gain (loss) on investments                                           3,599,901            (1,976,871)
      Change in unrealized appreciation of investments                                 36,436,183             4,623,699
------------------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations                             40,185,290             2,808,804

====================================================================================================================================

Transactions in Interests:
      Contributions by Holders                                                         37,495,575            40,261,285
      Withdrawals by Holders                                                          (25,350,557)          (26,569,240)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets from transactions in interests                        12,145,018            13,692,045

====================================================================================================================================

Total increase in net assets                                                           52,330,308            16,500,849

====================================================================================================================================

NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                     177,511,940           161,011,091
------------------------------------------------------------------------------------------------------------------------------------
End of year                           $229,842,248                                   $177,511,940
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

PIC GROWTH PORTFOLIO
Notes to Financial Statements  October 31, 1995

1 -- ORGANIZATION
--------------------------------------------------------------------------------
      PP. IP. C Growth Portfolio (the "Portfolio") was organized on December 11, 1991 as a trust under the laws of the State of New York. The beneficial interests in the Portfolio are divided into an unlimited number of non-transferable Interests, par value $.01 each. The Portfolio is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.


2 -- SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
The following is a summary of significant accounting policies consistently followed by the Portfolio. These policies are in conformity with generally accepted accounting principles.

A. Valuation of Securities. Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued at their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     B. Federal Income Taxes. The Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

C. Deferred Organization Expense. Organization costs of the Portfolio are being amortized on a straight line basis over a period of sixty months. During the amortization period the proceeds of any redemption of the original Interests in the Portfolio by any Holder thereof will be reduced by a pro rata portion of any then unamortized organization costs based on the ratio of Interests redeemed to the total initial Interests outstanding prior to the redemption.

     D. Other. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued, and dividend income is recorded on the ex-dividend date.


3 -- TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
      The Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Portfolio. PIC and ICAC also provide management services necessary for the operations of the Portfolio and furnish office facilities.

      PIC receives a fee for its services to the Portfolio at the rate of 0.80% of the average daily net assets of the Portfolio. PIC has voluntarily agreed to limit the total expenses of the Portfolio to an annual rate of 1.00% of the Portfolio's average net assets. During the year ended October 31, 1995, PIC received $1,514,469 in fees from the Portfolio, after deducting the reimbursement of $21,828. ICAC receives an annual fee for its services at the rate of 0.10% of average daily net assets of the Portfolio. Fees paid to ICAC pursuant to the agreement totalled $192,037 for the year ended October 31, 1995.

PIC GROWTH PORTFOLIO
Notes to Financial Statements, continued

4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
      During the year ended October 31, 1995, purchases and sales of investment securities, other than short-term obligations, were $123,203,935 and
$100,818,900, respectively. The cost of securities for federal income tax purposes was $173,416,242. The aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

            Unrealized appreciation                         $59,589,667
            Unrealized depreciation                          (3,125,332)
--------------------------------------------------------------------------------
            Net unrealized appreciation                     $56,464,335
================================================================================



5 - SELECTED RATIO DATA

------------------------------------------------------------------------------------------------------------------------------------
                                                                     Year             Year              Year
                                                                     ended            ended             ended
                                                               October 31, 1995 October 31, 1994  October 31, 1993
------------------------------------------------------------------------------------------------------------------------------------
            Ratios to average net assets:
                        Operating expenses*                         1.00%             1.00%            1.00%
                            Net investment income*                  0.08%             0.10%            0.17%

            Portfolio turnover rate                                54.89%            68.26%           43.20%



++Annualized.

*Net of expense reimbursements equivalent to 0.01%, 0.01% and 0.09% of average net assets, respectively.


PIC GROWTH PORTFOLIO
Independent Auditor's Report
To the Board of Trustees of
      and the Holders of Interest in,
      PIC Growth Portfolio

      We have audited the accompanying statement of assets and liabilities of PIC Growth Portfolio as of October 31, 1995, the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PIC Growth Portfolio as of October 31, 1995, the results of its operations, the changes in its net assets for the periods indicated, in conformity with generally accepted accounting principles.


 McGladrey & Pullen, LLP

New York, New York
November 22, 1995

PIC Institutional GROWTH FUND
Trustees and Officers

TRUSTEES AND OFFICERS - PIC INVESTMENT TRUST
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Jettie M. Edwards, Trustee
Bernard J. Johnson, Trustee
Jeffrey D. Lovell, Trustee
Wayne H. Smith, Trustee
Thad M. Brown, Vice President, Secretary and Treasurer


TRUSTEES AND OFFICERS - PIC GROWTH PORTFOLIO
--------------------------------------------------------------------------------
Jeffrey J. Miller, Trustee and President
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Angelo R. Mozilo, Trustee
Bernard J. Johnson, Trustee Emeritus
Thad M. Brown, Vice President, Secretary and Treasurer


LEGAL COUNSEL - PIC INVESTMENT TRUST
--------------------------------------------------------------------------------
Shereff, Friedman, Hoffman & Goodman


LEGAL COUNSEL - PIC GROWTH PORTFOLIO
--------------------------------------------------------------------------------
Heller, Ehrman, White & McAuliffe


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
McGladrey & Pullen, LLP






This report is intended for the information of shareholders of PIC Institutional Growth Fund and should not be used as sales literature unless preceded or accompanied by a current prospectus.